Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Options, Expiry Dates and Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) Share	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2017 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Granted during the year | €		€ 1
Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Outstanding at 1 January | €	€ 10.62	0.00
Exercise Price Granted during the year	14.47	10.62	$ 10.62
Weighted Average Exercise Price Forfeited during the year | €	12.49	0
Exercise Price Outstanding at December 31 | €	€ 11.96	€ 10.62
Number of Options Outstanding at January 1 | Share	908,608	0	0
Number of Options Granted during the year | Share	513,026	908,608	908,608
Number of Options Forfeited during the year | Share	(128,564)	0	0
Number of Options Outstanding at December 31 | Share	1,293,070	908,608	908,608